Revenue from collaboration agreements - Summary of revenue from collaboration agreements (Detail) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			€ 48,266	€ 155,835	€ 53,997
BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 33,100	€ 21,000
Total
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			48,266	155,835	53,997
United States | BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			11,019	78,099	50,695
United States | Moderna
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			37,247	62,785	5,369
Denmark | Genmab
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			€ 0	€ 14,951	€ (2,067)